Virtus Newfleet Bond Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund and

Virtus Newfleet Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated March 19, 2018 to the Summary Prospectuses

and the Virtus Opportunities Trust Statutory Prospectus,

dated January 29, 2018, each as supplemented

Important Notice to Investors

Effective March 29, 2018, the changes described below will be made to the respective fund’s prospectuses.

Virtus Newfleet Bond Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.40%(b)
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses(d)	0.87%
Less: Fee Waiver and/or Expense Reimbursement(e)	(0.37%)
Total Annual Fund Operating Expenses After Expense Reimbursement(d) (e)	0.50%

(b)                Restated to reflect certain contract and expense allocation changes.

(d)                The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(e)                The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 1.60% for Class C Shares, 0.60% for Class I Shares, 0.48% for Class R6 Shares and 0.85% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$51	$241	$446	$1,038

Virtus Newfleet Multi-Sector Intermediate Bond Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.26%(b)
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses(d)	0.84%
Less: Fee Waiver and/or Expense Reimbursement(e)	(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursement(d) (e)	0.63%

(c)                Restated to reflect certain contract and expense allocation changes.

(f)                 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(g)                The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.99% for Class A Shares, 1.74% for Class C Shares, 0.74% for Class I Shares, 0.60% for Class R6 Shares and 0.99% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$64	$247	$445	$1,018

Virtus Newfleet Senior Floating Rate Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees(b)	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	None
Interest Expense on Borrowings	0.11%
Other Expenses	0.25%(c)
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(e)	0.82%
Less: Fee Waiver and/or Expense Reimbursement(f)	(0.15%)
Total Annual Fund Operating Expenses After Expense Reimbursement(e) (f)	0.67%

(b)                Restated to reflect current management fee.

(c)                Restated to reflect certain contract and expense allocation changes.

(e)                The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(f)                 The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.94% for Class A Shares, 1.69% for Class C Shares, 0.69% for Class I Shares, 0.55% for Class R6 Shares and 0.94% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$68	$247	$440	$1,000

All Funds

In the first table in the section “More Information About Fund Expenses” on page 133 of the statutory prospectus, the row corresponding to each of the funds will be replaced with the following:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Newfleet Bond Fund	0.85%	1.60%	N/A	0.60%	0.48%	0.85%
Virtus Newfleet Multi-Sector Intermediate Bond Fund	0.99%	1.74%	N/A	0.74%	0.60%	0.99%
Virtus Newfleet Senior Floating Rate Fund	0.94%	1.69%	N/A	0.69%	0.55%	0.94%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/NBF&NMSIBF&NSFRF NewR6ExpCaps (3/2018)

Virtus Duff & Phelps Global Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated March 19, 2018 to the Summary Prospectus

and the Virtus Opportunities Trust Statutory Prospectus,

dated January 29, 2018, each as supplemented

Important Notice to Investors

Effective March 29, 2018, the changes described below will be made to the fund’s prospectuses.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.26%(b)
Total Annual Fund Operating Expenses	1.11%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	0.95%

(b)                Restated to reflect certain contract and expense allocation changes.

(d)                The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares, 1.15% for Class I Shares, 0.95% for Class R6 Shares and 1.40% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$97	$337	$596	$1,337

In the first table in the section “More Information About Fund Expenses” on page 133 of the statutory prospectus, the row corresponding to fund will be replaced with the following:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Duff & Phelps Global Real Estate Securities Fund	1.40%	2.15%	N/A	1.15%	0.95%	1.40%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/D&PGRESF NewR6ExpCap (3/2018)

2

Virtus Duff & Phelps Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated March 19, 2018 to the Summary Prospectus

and the Virtus Opportunities Trust Statutory Prospectus,

dated January 29, 2018, each as supplemented

Important Notice to Investors

Effective March 29, 2018, the changes described below will be made to the fund’s prospectuses.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.22%(b)
Total Annual Fund Operating Expenses	0.97%
Less: Fee Waiver and/or Expense Reimbursement	(0.07%)(d)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%(d)

(b)                Restated to reflect certain contract and expense allocation changes.

(d)                The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.90% for Class R6 Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$92	$302	$529	$1,183

In the first table in the section “More Information About Fund Expenses” on page 133 of the statutory prospectus, a new row corresponding to the fund will be added as follows:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Duff & Phelps Real Estate Securities Fund	N/A	N/A	N/A	N/A	0.90%	N/A

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/D&PRESF NewR6ExpCaps (3/2018)

2

Virtus Newfleet Multi-Sector Short Term Bond Fund,

a series of Virtus Opportunities Trust

Supplement dated March 19, 2018 to the Summary Prospectus

and the Virtus Opportunities Trust Statutory Prospectus,

dated January 29, 2018, each as supplemented

Important Notice to Investors

Effective March 29, 2018, the changes described below will be made to the fund’s prospectuses.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.47%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.23%(b)
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(d)	0.71%
Less: Fee Waiver and/or Expense Reimbursement(e)	(0.15%)
Total Annual Fund Operating Expenses After Expense Reimbursement(d) (e)	0.56%

(b)                Restated to reflect certain contract and expense allocation changes.

(d)                The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(e)                The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.10% for Class A Shares, 1.35% for Class C Shares, 1.85% for Class C1 Shares, 0.85% for Class I Shares, 0.55% for Class R6 Shares and 1.10% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expense” in the fund’s summary prospectus and the summary section of the statutory prospectus s, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$57	$212	$380	$868

In the first table in the section “More Information About Fund Expenses” on page 133 of the statutory prospectus, the row corresponding to the fund will be replaced with the following.

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Newfleet Multi-Sector Short Term Bond Fund	1.10%	1.35%	1.85%	0.85%	0.55%	1.10%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/NMSSTBF NewR6ExpCap (3/2018)

2

Virtus Newfleet Bond Fund, Virtus Duff & Phelps Global Real Estate Securities Fund,

Virtus Duff & Phelps Real Estate Securities Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund,
Virtus Newfleet Multi-Sector Short Term Bond Fund and Virtus Newfleet Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated March 19, 2018 to the Statement of

Additional Information (“SAI”) dated January 29, 2018, as supplemented

Important Notice to Investors

Effective March 29, 2018, under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” on pages 88-90 of the fund’s SAI, the rows in the second table corresponding to the funds will be replaced with the following:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Bond Fund	0.85%	1.60%	N/A	0.60%	0.48%	0.85%
Global Real Estate Securities Fund	1.40%	2.15%	N/A	1.15%	0.95%	1.40%
Multi-Sector Intermediate Bond Fund	0.99%	1.74%	N/A	0.74%	0.60%	0.99%
Multi-Sector Short Term Bond Fund	1.10%	1.35%	1.85%	0.85%	0.55%	1.10%
Real Estate Securities Fund	N/A	N/A	N/A	N/A	0.90%	N/A
Senior Floating Rate Fund	0.94%	1.69%	N/A	0.69%	0.55%	0.94%

These expense limitations will be contractual through January 31, 2019.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B SAI/6FundsNewR6ExpCaps (3/2018)